Basis of preparation and significant changes in the current reporting period - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 50,147		€ 50,742
Adjustment of the IFRS-EU IAS 39 carve-out	6,413		8,586
Tax effect of the adjustment 1	(1,871)		(2,535)
Effect of adjustment after tax	4,542		6,051
In accordance with IFRS-IASB Shareholders’ equity	€ 54,689	€ 54,684	€ 56,793